Share-based Compensation (Details 6)	12 Months Ended
	Dec. 31, 2016 CNY (¥) installment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share Based Compensation
Compensation expenses | ¥	¥ 990,131,000	¥ 684,467,000	¥ 349,277,000
Stock Options
Share Based Compensation
Compensation expenses | ¥	¥ 0	¥ 0	¥ 0
Certain subsidiaries | Stock Options | Vesting option I
Share Based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries | Stock Options | Vesting option II
Share Based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	2
Certain subsidiaries | Stock Options | Vesting option III
Share Based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	4
Certain subsidiaries | Stock Options | Vesting option IV
Share Based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	5
Certain subsidiaries | Equal to or more than | Stock Options
Share Based Compensation
Expiration period	5 years
Certain subsidiaries | Less than | Stock Options
Share Based Compensation
Expiration period	7 years